Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
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Significant Accounting Policies

Note 3. Significant Accounting Policies

The accounting policies that were applied to these consolidated condensed interim financial statements as of June 30, 2019, except for those newly issued financial reporting standards effective January 1st, 2019, are the same as those applied by FEMSA in its audited annual consolidated financial statements as at and for the year ended December 31, 2018.

The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate as of June 30,		Exchange Rate as of December
Country or Zone	Recording Currency	2019	2018	2019	2018
Guatemala	Quetzal	2.49	2.56	2.49	2.54
Costa Rica	Colon	0.03	0.03	0.03	0.03
Panama	U.S. dollar	19.17	19.24	19.17	19.68
Colombia	Colombian peso	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.59	0.62	0.58	0.61
Argentina	Argentine peso	0.46	0.73	0.45	0.52
Brazil	Reais	4.99	5.29	5.00	5.08
Chile	Chilean peso	0.03	0.03	0.03	0.03
Euro Zone	Euro (€)	21.66	22.71	21.86	22.54
Peru	Nuevo Sol	5.77	5.85	5.83	5.83
Ecuador	U.S. dollar	19.17	19.24	19.17	19.68
Philippines	Philippine peso	—	0.37	—	0.37
Uruguay	Uruguayan peso	0.57	0.63	0.54	0.61

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

3.1 Recognition of the effects of inflation in countries with hyperinflationary economic environments

The Company recognizes the effects of inflation on the financial information of its subsidiaries that operates in hyperinflationary economic environments (when cumulative inflation of the three preceding years is approaching, or exceeds, 100% or more in addition to other qualitative factors).

As of June 30, 2019 and December 31, 2018, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017-2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy
Mexico	15.9%	Non-hyperinflationary	15.7%	Non-hyperinflationary
Guatemala	12.9%	Non-hyperinflationary	12.2%	Non-hyperinflationary
Costa Rica	6.1%	Non-hyperinflationary	5.7%	Non-hyperinflationary
Panama	1.4%	Non-hyperinflationary	2.1%	Non-hyperinflationary
Colombia	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary
Nicaragua	15.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina	145.0%	Hyperinflationary	158.4%	Non-hyperinflationary
Brazil	10.8%	Non-hyperinflationary	25.0%	Non-hyperinflationary
Philippines	—	Non-hyperinflationary	11.9%	Non-hyperinflationary
Euro Zone	4.5%	Non-hyperinflationary	2.7%	Non-hyperinflationary
Chile	7.9%	Non-hyperinflationary	9.7%	Non-hyperinflationary

Country	Cumulative Inflation 2017-2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy
Peru	6.8%	Non-hyperinflationary	9.3%	Non-hyperinflationary
Ecuador	0.6%	Non-hyperinflationary	30.3%	Non-hyperinflationary
Uruguay	21.9%	Non-hyperinflationary	25.3%	Non-hyperinflationary